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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015

Invesco Bond Fund

NYSE: VBF

2	Letters to Shareholders

3	Fund Performance

4	Dividend Reinvestment Plan

5	Schedule of Investments

18	Financial Statements

20	Notes to Financial Statements

27	Financial Highlights

28	Approval of Investment Advisory and Sub-Advisory Contracts

30	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                          Invesco Bond Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/15 to 8/31/15

Fund at NAV	-3.16%
Fund at Market Value	-6.98
Barclays Baa U.S. Corporate Bond Index▼	-3.68

Market Price Discount to NAV as of 8/31/15	-11.82

Source: ▼Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Baa U.S. Corporate Bond Index is the Baa component of the Barclays U.S. Corporate Investment Grade Index. The Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment-grade debt securities.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3                          Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Bond Fund

Schedule of Investments(a)

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–92.24%
Advertising–0.61%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$1,200,000	$1,204,076
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	130,000	130,268
		1,334,344

Aerospace & Defense–0.96%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	85,000	89,887
Bombardier Inc. (Canada), Sr. Unsec. Notes,
7.50%, 03/15/18(b)	55,000	51,769
7.50%, 03/15/25(b)	43,000	32,680
7.75%, 03/15/20(b)	87,000	73,080
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	38,000	36,860
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(b)	49,000	48,387
L-3 Communications Corp.,
Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,380,000	1,312,228
Sr. Unsec. Gtd. Notes,
4.95%, 02/15/21	251,000	265,175
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	45,000	45,225
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	85,000	83,725
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(b)	85,000	83,725
		2,122,741

Agricultural & Farm Machinery–0.02%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	50,000	45,063

Airlines–1.29%
Air Canada (Canada),
Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	20,000	22,104
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	60,000	64,737
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/19	369,179	380,947
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/19	315,322	334,044

	Principal Amount	Value
Airlines–(continued)
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/27(b)	$1,440,000	$1,382,188
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/22	655,000	666,053
		2,850,073

Alternative Carriers–0.10%
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	132,000	132,330
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	69,000	69,776
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	20,000	19,600
		221,706

Apparel Retail–1.32%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	122,000	123,372
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	78,925
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	115,000	122,188
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	2,630,000	2,586,805
		2,911,290

Apparel, Accessories & Luxury Goods–0.02%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	34,000	35,020

Application Software–0.01%
SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(b)	27,000	28,013

Asset Management & Custody Banks–2.59%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	1,215,000	1,239,697
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	155,000	154,031
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	355,000	355,090
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes,
4.75%, 02/15/23(b)	1,190,000	1,269,549
5.00%, 06/15/44(b)	1,090,000	1,106,806
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,425,000	1,527,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
DJO Finco Inc./DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	$56,000	$58,310
		5,711,057

Auto Parts & Equipment–0.12%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	75,000	80,062
Dana Holding Corp., Sr. Unsec. Notes,
5.38%, 09/15/21	30,000	30,150
5.50%, 12/15/24	17,000	16,745
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21 (Acquired 10/01/13-05/11/15; Cost $78,735)(b)	77,000	85,085
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	52,000	53,040
		265,082

Automobile Manufacturers–1.11%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.16%, 08/04/20	927,000	928,246
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	980,000	996,170
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	532,000	525,881
		2,450,297

Automotive Retail–0.45%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	845,000	936,309
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	59,000	58,115
		994,424

Biotechnology–0.58%
Celgene Corp., Sr. Unsec. Global Notes,
3.88%, 08/15/25	844,000	840,233
5.00%, 08/15/45	428,000	429,373
		1,269,606

Broadcasting–0.07%
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/23	52,000	47,060
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	70,000	66,850
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/23	37,000	38,943
		152,853

	Principal Amount	Value
Building Products–0.30%
Builders FirstSource, Inc.,
Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	$185,000	$194,944
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/23(b)	98,000	99,960
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	89,000	95,230
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	126,875
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	20,000	19,175
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	15,000	15,619
Norbord Inc. (Canada),
Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	63,000	63,056
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	35,000	34,988
		649,847

Cable & Satellite–4.69%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	30,000	30,412
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	233,000	234,165
5.38%, 05/01/25(b)	25,000	24,375
CCO Safari II, LLC, Sr. Sec. Gtd. First Lien Notes, 4.91%, 07/23/25(b)	1,607,000	1,595,571
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	860,000	850,686
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	720,240
Cox Communications, Inc., Sr. Unsec. Notes,
4.70%, 12/15/42(b)	1,000,000	857,539
6.25%, 06/01/18(b)	1,300,000	1,429,238
8.38%, 03/01/39(b)	305,000	378,170
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,070,000	1,005,394
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	365,000	369,945
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.13%, 05/01/20	113,000	111,305
5.88%, 11/15/24	123,000	112,545
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	38,000	41,800
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds,
5.50%, 08/01/23	134,000	119,260
6.63%, 12/15/22	32,000	28,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes,
5.15%, 04/30/20	$210,000	$235,078
5.95%, 04/01/41	1,193,000	1,425,760
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	763,202
		10,332,845

Casinos & Gaming–0.10%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/23	86,000	89,440
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	52,000	55,640
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	53,000	59,095
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/21(b)	15,000	15,525
		219,700

Catalog Retail–1.55%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes,
4.45%, 02/15/25	1,040,000	984,596
4.85%, 04/01/24	679,000	651,828
5.45%, 08/15/34	2,000,000	1,775,158
		3,411,582

Commercial Printing–0.03%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	66,000	67,568

Communications Equipment–0.43%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	78,000	74,100
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/35	950,000	866,390
		940,490

Computer & Electronics Retail–0.04%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	99,000	84,645

Construction & Engineering–0.05%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	119,000	118,962

Construction Machinery & Heavy Trucks–0.24%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	114,000	119,985
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	122,000	126,727
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	34,000	33,320
6.75%, 06/15/21	23,000	23,460
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	110,000	95,838

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 03/01/22	$104,000	$105,560
5.38%, 03/01/25	18,000	18,135
		523,025

Construction Materials–0.11%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	95,000	97,494
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	20,000	20,475
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(b)	14,000	14,420
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	101,000	101,757
		234,146

Consumer Finance–1.66%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/20	950,000	954,750
4.63%, 03/30/25	631,000	612,070
5.13%, 09/30/24	17,000	17,170
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	37,000	38,017
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	753,381
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/25	1,300,000	1,292,331
		3,667,719

Data Processing & Outsourced Services–0.25%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	340,000	348,260
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	182,000	205,888
		554,148

Department Stores–0.60%
Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/45	1,408,000	1,331,716

Diversified Banks–10.84%
Bank of America Corp.,
Unsec. Sub. Global Notes, 7.75%, 05/14/38	765,000	1,033,906
Series AA, Jr. Unsec. Sub. Notes, 6.10%(d)	1,495,000	1,468,837
Series X, Jr. Unsec. Sub. Notes, 6.25%(d)	615,000	610,387
Series Z, Jr. Unsec. Sub. Notes, 6.50%(d)	1,130,000	1,169,550
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	540,000	549,951
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	362,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	$535,000	$538,247
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	762,859
Citigroup Inc.,
Unsec. Sub. Global Notes, 5.50%, 09/13/25	1,220,000	1,324,822
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	750,000	746,250
Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (d)	545,000	542,275
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	1,509,000	1,464,915
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	1,191,121
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	520,096
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(d)	720,000	702,000
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	1,170,000	1,206,581
Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/18(b)	970,000	943,121
JPMorgan Chase & Co.,
Series R, Jr. Unsec. Sub. Global Notes, 6.00%(d)	1,345,000	1,341,637
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	535,000	521,625
KEB Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	500,000	521,086
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	350,000	365,607
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(d)	775,000	771,125
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(d)	210,000	263,288
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	291,075
Societe Generale S.A. (France),
Jr. Unsec. Sub. Bonds, 7.88%(b)(d)	476,000	478,380
Jr. Unsec. Sub. Notes, 6.00%(b)(d)	685,000	654,175
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(b)	350,000	355,886
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	350,000	351,544
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/43	1,840,000	1,978,789
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (d)	840,000	861,000
		23,892,620

Diversified Capital Markets–1.41%
Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	519,000	517,629

	Principal Amount	Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(d)	$680,000	$649,400
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes,
3.75%, 03/26/25(b)	515,000	499,284
4.88%, 05/15/45(b)	1,450,000	1,432,805
		3,099,118

Diversified Chemicals–0.23%
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	519,000	488,509
Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	26,000	21,060
		509,569

Diversified Metals & Mining–0.89%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes,
3.63%, 05/14/20(b)	316,000	302,141
4.88%, 05/14/25(b)	471,000	414,428
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	35,000	33,863
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.20%, 03/01/42	487,000	306,695
Sr. Unsec. Gtd. Yankee Notes, 4.50%, 01/15/21	1,140,000	905,815
		1,962,942

Diversified Real Estate Activities–0.23%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	520,000	512,019

Diversified REIT’s–0.89%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	447,000	431,037
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	1,580,000	1,529,383
		1,960,420

Diversified Support Services–0.13%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	275,000	277,338

Drug Retail–1.34%
CVS Pass Through Trust,
Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/28	1,124,582	1,271,056
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	1,489,818	1,690,233
		2,961,289

Electric Utilities–1.84%
Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/45	687,000	660,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France),
Jr. Unsec. Sub. Notes, 5.63%(b)(d)	$745,000	$757,292
Sr. Unsec. Notes, 6.00%, 01/22/14(b)	1,755,000	1,941,280
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/43	718,000	697,428
		4,056,746

Electrical Components & Equipment–0.06%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	79,000	76,531
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes,
4.88%, 10/15/23(b)	30,000	29,625
5.00%, 10/01/25(b)	35,000	34,213
		140,369

Environmental & Facilities Services–0.02%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	51,000	53,104

Gas Utilities–0.09%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/21	85,000	82,875
6.75%, 01/15/22	21,000	20,475
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/23(b)	30,000	29,100
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes,
5.50%, 06/01/24	30,000	28,350
7.38%, 08/01/21	27,000	28,417
		189,217

General Merchandise Stores–0.09%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(b)	186,000	196,230

Gold–1.12%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	1,535,000	1,455,815
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	700,000	598,867
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	424,248
		2,478,930

Health Care Equipment–1.49%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	764,000	768,186
Kinetic Concepts, Inc., Sec. Gtd. Second Lien Global Notes, 10.50%, 11/01/18	29,000	30,523
Medtronic Inc., Sr. Unsec. Gtd. Notes, 4.63%, 03/15/45(b)	540,000	552,833

	Principal Amount	Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Notes,
2.70%, 04/01/20	$641,000	$634,912
3.55%, 04/01/25	1,365,000	1,303,966
		3,290,420

Health Care Facilities–0.49%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/23	32,000	32,560
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	40,935	43,698
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	125,000	136,250
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	97,000	106,063
6.50%, 02/15/20	250,000	277,969
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	32,000	33,400
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	116,000	118,900
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	74,000	75,110
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 02/01/20	45,000	47,475
6.75%, 06/15/23	24,000	24,960
8.13%, 04/01/22	156,000	173,160
		1,069,545

Health Care REIT’s–0.80%
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	525,000	524,635
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/21	1,090,000	1,232,842
		1,757,477

Health Care Services–0.61%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/25	110,000	108,625
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	1,170,000	1,121,192
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	79,000	81,370
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	30,000	32,363
		1,343,550

Home Improvement Retail–0.06%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	135,000	126,900

Homebuilding–0.99%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	152,000	142,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	$134,000	$132,660
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	34,000	33,447
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	80,000	62,100
8.00%, 11/01/19(b)	90,000	69,637
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	29,000	29,508
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	40,000	39,900
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,815,000	1,524,151
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/25	30,000	29,925
7.15%, 04/15/20	25,000	27,094
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	80,000	81,300
		2,172,602

Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	715,000	745,352
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	30,000	32,315
		777,667

Household Products–0.10%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	60,000	62,175
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	100,000	102,625
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	65,000	65,081
		229,881

Housewares & Specialties–0.14%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	300,000	310,917

Independent Power Producers & Energy Traders–0.13%
AES Corp.,
Sr. Unsec. Global Notes, 7.38%, 07/01/21	71,000	76,857
Sr. Unsec. Notes, 5.50%, 04/15/25	35,000	33,075
Calpine Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	8,000	8,450
7.88%, 01/15/23(b)	40,000	43,400
Sr. Unsec. Global Notes, 5.38%, 01/15/23	47,000	45,825
5.50%, 02/01/24	38,000	37,098

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	$37,626	$40,306
		285,011

Industrial Conglomerates–1.16%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	2,290,000	2,301,450
Siemens Financieringsmaatschappij N.V. (Germany), Sr. Unsec. Gtd. Notes, 3.25%, 05/27/25(b)	271,000	265,676
		2,567,126

Industrial Machinery–1.11%
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes,
2.63%, 05/01/20	229,000	227,755
4.65%, 11/01/44	457,000	430,796
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	54,000	52,650
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	710,000	779,202
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	983,000	875,083
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	85,000	85,319
		2,450,805

Industrial REIT’s–0.27%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	576,000	592,063

Integrated Oil & Gas–0.32%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	611,000	599,033
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	143,000	111,540
		710,573

Integrated Telecommunication Services–4.88%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 11/15/31	86,000	113,467
AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	655,000	654,540
2.95%, 05/15/16	370,000	374,521
3.40%, 05/15/25	416,000	395,129
4.75%, 05/15/46	606,000	549,813
6.15%, 09/15/34	500,000	539,331
Deutsche Telekom International Finance B.V. (Germany),
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	170,064
Sr. Unsec. Gtd. Yankee Notes, 6.75%, 08/20/18	225,000	255,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	$315,000	$321,354
4.75%, 02/16/21(b)	200,000	219,069
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	460,000	469,485
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes,
5.46%, 02/16/21	880,000	980,287
7.05%, 06/20/36	1,165,000	1,413,981
Verizon Communications Inc., Sr. Unsec. Global Notes,
4.52%, 09/15/48	2,221,000	1,965,725
5.01%, 08/21/54	672,000	616,650
5.05%, 03/15/34	1,165,000	1,159,561
5.15%, 09/15/23	370,000	404,850
6.40%, 09/15/33	136,000	156,002
		10,759,443

Internet Retail–0.03%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	56,000	58,520

Internet Software & Services–1.12%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes,
3.13%, 11/28/21(b)	704,000	682,403
3.60%, 11/28/24(b)	575,000	543,743
4.50%, 11/28/34(b)	369,000	344,992
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	730,000	729,505
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	76,000	79,610
Equinix Inc., Sr. Unsec. Notes,
5.38%, 01/01/22	68,000	68,850
5.38%, 04/01/23	20,000	20,225
		2,469,328

Investment Banking & Brokerage–2.37%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/22(b)	564,000	588,661
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	535,000	613,912
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.25%, 07/27/21	565,000	627,867
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	1,060,000	1,073,389
Unsec. Sub. Global Notes, 6.75%, 10/01/37	310,000	368,113
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/19(b)	498,000	582,404
Morgan Stanley, Series J, Jr. Unsec. Sub. Global Notes, 5.55%(d)	985,000	983,769
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	376,776
		5,214,891

	Principal Amount	Value
Leisure Products–0.06%
Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/23(b)	$48,000	$48,780
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/23(b)	79,000	80,975
		129,755

Life & Health Insurance–3.41%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	1,096,303
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/42	390,000	363,608
Jr. Unsec. Sub. Global Deb., 10.75%, 08/01/39	785,000	1,250,112
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(d)	910,000	923,650
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,819,134
Prudential Financial, Inc.,
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	820,000	821,253
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	390,000	480,543
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	765,000	772,863
		7,527,466

Managed Health Care–0.88%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	435,000	465,128
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/25	1,443,000	1,474,137
		1,939,265

Marine–0.06%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	147,000	141,488

Metal & Glass Containers–0.07%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	65,000	63,375
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes,
5.00%, 01/15/22(b)	20,000	19,800
5.88%, 08/15/23(b)	24,000	24,390
6.38%, 08/15/25(b)	34,000	34,850
		142,415

Movies & Entertainment–1.01%
Time Warner, Inc.,
Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	777,433
Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/43	850,000	858,736
Viacom Inc., Sr. Unsec. Global Deb., 5.85%, 09/01/43	635,000	586,761
		2,222,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Bond Fund

	Principal Amount	Value
Multi-Line Insurance–1.61%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	$1,055,000	$1,314,770
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	1,485,000	1,423,811
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	830,000	806,558
		3,545,139

Multi-Sector Holdings–0.47%
BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/28(b)	1,041,000	1,039,938

Multi-Utilities–0.39%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	970,000	853,341

Office REIT’s–0.28%
CyrusOne L.P./CyrusOne Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	83,000	84,868
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	6,000	6,135
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	530,000	533,760
		624,763

Office Services & Supplies–0.66%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	440,000	440,474
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/21	895,000	1,007,803
		1,448,277

Oil & Gas Drilling–0.35%
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	1,046,000	760,930

Oil & Gas Equipment & Services–0.18%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	30,000	26,250
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	20,000	16,300
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	365,000	360,054
		402,604

Oil & Gas Exploration & Production–2.71%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	92,000	85,560
6.00%, 12/01/20	57,000	55,005
Carrizo Oil & Gas, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	90,000	81,675
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	28,000	26,880

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	$69,000	$36,570
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	57,000	46,027
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	899,000	868,097
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/22	32,000	31,800
5.50%, 04/01/23	111,000	110,167
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
3.35%, 11/15/24	961,000	932,063
4.30%, 11/15/44	810,000	754,025
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	1,329,000	1,207,729
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	23,000	16,618
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/23(b)	23,000	21,735
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	26,000	23,075
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	81,000	79,785
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	53,000	52,205
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	84,000	73,080
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/23	65,000	59,475
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	152,000	140,980
5.75%, 06/01/21	41,000	39,770
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	109,000	102,460
RSP Permian, Inc., Sr. Unsec. Gtd. Notes,
6.63%, 10/01/22(b)	14,000	13,860
6.63%, 10/01/22(b)	37,000	36,630
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	53,000	15,370
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/22	13,000	12,253
6.50%, 11/15/21	146,000	142,350
6.50%, 01/01/23	35,000	33,775
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	800,000	727,327
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/19	33,000	29,700
5.75%, 03/15/21	25,000	22,500
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	88,200	85,113
		5,963,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–4.54%
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.13%, 03/01/22	$22,000	$20,350
Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	63,000	59,535
Energy Transfer Equity, L.P.,
Sr. Sec. First Lien Notes, 5.50%, 06/01/27	57,000	53,580
Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/20	105,000	113,006
Energy Transfer Partners, L.P.,
Sr. Unsec. Global Notes, 4.65%, 06/01/21	324,000	327,350
Sr. Unsec. Notes, 5.15%, 03/15/45	725,000	610,522
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	617,000	602,247
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	840,000	755,473
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	63,000	61,425
Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes,
4.25%, 09/01/24	1,100,000	1,011,585
5.40%, 09/01/44	1,320,000	1,096,097
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	127,000	118,110
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	44,000	42,900
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/21	100,000	98,750
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	225,000	263,278
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes,
3.50%, 03/15/25	827,000	767,138
4.50%, 03/15/45	674,000	561,665
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/23	42,000	39,690
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	44,000	44,220
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	41,850
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	38,000	32,395
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	81,000	81,608
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	545,682

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Partners L.P., Sr. Unsec. Global Notes,
4.00%, 09/15/25	$1,476,000	$1,319,692
5.10%, 09/15/45	1,257,000	1,028,837
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	319,000	301,455
		9,998,440

Other Diversified Financial Services–0.72%
BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/20(b)	677,000	665,806
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	881,000	920,645
		1,586,451

Packaged Foods & Meats–0.39%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	145,000	149,531
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	600,000	604,500
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	61,000	65,194
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	45,000	46,800
		866,025

Paper Packaging–0.30%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes,
4.75%, 04/15/21	3,000	3,060
4.88%, 11/15/22	38,000	38,475
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	650,000	615,956
		657,491

Paper Products–0.58%
Clearwater Paper Corp.,
Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/23	12,000	11,460
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25(b)	31,000	30,225
International Paper Co., Sr. Unsec. Global Notes,
3.80%, 01/15/26	252,000	244,614
5.15%, 05/15/46	871,000	844,945
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	41,000	42,179
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	97,000	99,061
		1,272,484

Personal Products–0.02%
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	57,000	37,193

Pharmaceuticals–2.63%
AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/25	670,000	658,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Bond Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes,
3.00%, 03/12/20	$1,645,000	$1,629,670
4.85%, 06/15/44	1,440,000	1,316,784
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	942,000	1,269,572
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	123,000	126,998
Perrigo Finance PLC, Sr. Unsec. Gtd. Yankee Bonds, 3.90%, 12/15/24	522,000	506,933
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	14,000	14,315
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.50%, 03/01/23(b)	41,000	41,513
5.63%, 12/01/21(b)	93,000	95,209
5.88%, 05/15/23(b)	20,000	20,550
6.13%, 04/15/25(b)	110,000	114,125
		5,794,357

Property & Casualty Insurance–2.51%
Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/53	885,000	919,294
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,295,673
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	530,000	621,425
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.30%, 08/25/45	905,000	891,630
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	707,841
XLIT Ltd. (Ireland),
Unsec. Sub. Gtd. Yankee Bonds, 5.50%, 03/31/45	415,000	387,431
Unsec. Sub. Gtd. Yankee Notes, 4.45%, 03/31/25	720,000	711,723
		5,535,017

Railroads–0.67%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb.,
3.00%, 04/01/25	726,000	691,563
4.15%, 04/01/45	869,000	789,266
		1,480,829

Real Estate Development–0.01%
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	30,000	30,188

Regional Banks–1.67%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/22	80,000	81,800
5.00%, 08/01/23	45,000	45,675
Fifth Third Bancorp,
Sr. Unsec. Notes, 3.50%, 03/15/22	750,000	758,995
Unsec. Sub. Notes, 4.30%, 01/16/24	660,000	676,571
Series J, Jr. Unsec. Sub. Bonds, 4.90%(d)	560,000	529,200

	Principal Amount	Value
Regional Banks–(continued)
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	$340,000	$382,692
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(d)	730,000	733,650
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	395,000	382,668
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	85,000	96,263
		3,687,514

Reinsurance–0.33%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	685,000	733,976

Renewable Electricity–0.20%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	454,000	446,173

Residential REIT’s–0.43%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	940,000	949,533

Restaurants–0.71%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	1,422,000	1,466,438
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	32,000	32,280
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/22	71,000	75,171
		1,573,889

Retail REIT’s–0.26%
Realty Income Corp., Sr. Unsec. Notes, 3.25%, 10/15/22	600,000	579,961

Security & Alarm Services–0.01%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	30,000	31,125

Semiconductor Equipment–0.01%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	26,000	25,480

Semiconductors–0.28%
Micron Technology, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	75,000	74,250
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	35,000	32,900
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	489,000	511,005
		618,155

Specialized Consumer Services–0.04%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	91,000	92,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Bond Fund

	Principal Amount	Value
Specialized Finance–2.73%
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/20	$99,000	$112,860
Sr. Unsec. Notes, 5.13%, 03/15/21	40,000	41,100
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.88%, 04/01/19	515,000	551,050
5.88%, 08/15/22	65,000	70,362
Sr. Unsec. Notes,
8.25%, 12/15/20	90,000	107,550
McGraw Hill Financial, Inc., Sr. Unsec. Gtd. Notes, 4.40%, 02/15/26(b)	910,000	906,265
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/20	1,080,000	1,213,810
Sr. Unsec. Global Notes,
2.75%, 07/15/19	550,000	557,409
4.88%, 02/15/24	1,855,000	1,935,291
5.25%, 07/15/44	425,000	443,847
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	70,000	71,575
		6,011,119

Specialized REIT’s–0.99%
Crown Castle International Corp.,
Sr. Unsec. Global Notes, 5.25%, 01/15/23	60,000	63,150
Sr. Unsec. Notes, 4.88%, 04/15/22	65,000	67,031
EPR Properties, Sr. Unsec. Gtd. Global Notes,
4.50%, 04/01/25	608,000	569,225
7.75%, 07/15/20	1,250,000	1,473,936
		2,173,342

Specialty Chemicals–0.04%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	95,000	93,813

Specialty Stores–0.34%
Tiffany & Co., Sr. Unsec. Global Notes,
3.80%, 10/01/24	364,000	356,611
4.90%, 10/01/44	413,000	395,165
		751,776

Steel–0.13%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	113,000	70,343
8.25%, 11/01/19(b)	54,000	41,985
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 10/01/21	6,000	5,940
5.50%, 10/01/24	60,000	59,025
6.38%, 08/15/22	18,000	18,810
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	86,000	78,797
		274,900

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.47%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/25	$565,000	$543,812
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	505,000	497,425
		1,041,237

Tobacco–1.08%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	390,000	421,054
Philip Morris International Inc.,
Sr. Unsec. Global Bonds, 3.38%, 08/11/25	200,000	199,088
Sr. Unsec. Global Notes, 4.25%, 11/10/44	997,000	949,041
Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes,
4.45%, 06/12/25	547,000	561,402
5.85%, 08/15/45	238,000	256,443
		2,387,028

Trading Companies & Distributors–0.61%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/21	230,000	238,337
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	995,000	1,006,816
United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	42,000	40,635
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	65,000	67,031
		1,352,819

Trucking–0.27%
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(b)	57,000	58,568
Penske Truck Leasing Co., L.P./ PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/20(b)	546,000	546,409
		604,977

Wireless Telecommunication Services–2.23%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/42	620,000	562,344
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	565,000	637,756
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	200,000	213,000
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	1,215,000	1,330,748
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	1,215,000	1,189,439
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	144,000	143,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	$60,000	$51,900
Sprint Communications Inc.,
Sr. Unsec. Global Notes,
6.00%, 11/15/22	118,000	106,495
11.50%, 11/15/21	35,000	40,163
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	310,000	331,312
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.63%, 02/15/25	60,000	56,400
7.88%, 09/15/23	25,000	24,250
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/23	73,000	77,198
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/25	108,000	110,700
6.63%, 04/01/23	45,000	47,138
		4,922,123
Total U.S. Dollar Denominated Bonds and Notes (Cost $202,643,595)		203,356,228

U.S. Treasury Securities–3.72%
U.S. Treasury Bills–0.13%(e)(f)
0.24%, 05/26/16	58,000	57,877
0.25%, 05/26/16	6,000	5,987
0.26%, 05/26/16	1,000	998
0.29%, 05/26/16	225,000	224,523
		289,385

U.S. Treasury Notes–1.56%
1.63%, 07/31/20	1,049,400	1,053,131
2.00%, 07/31/22	2,215,700	2,225,751
2.00%, 08/15/25	163,000	159,929
		3,438,811

U.S. Treasury Bonds–2.03%
3.00%, 05/15/45	4,443,200	4,475,539
Total U.S. Treasury Securities (Cost $8,338,444)		8,203,735

	Shares
Preferred Stocks–2.19%
Asset Management & Custody Banks–0.11%
State Street Corp., Series D, 5.90% Pfd.	8,800	229,064

	Shares		Value
Investment Banking & Brokerage–1.53%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		20,000	$492,400
Morgan Stanley, Series E, 7.13% Pfd.		65,000	1,804,400
Morgan Stanley, Series F, 6.88% Pfd.		40,000	1,083,600
			3,380,400

Regional Banks–0.37%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		30,000	823,500

Reinsurance–0.18%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.		14,000	395,080
Total Preferred Stocks (Cost $4,440,000)			4,828,044

	Principal Amount
Municipal Obligations–0.42%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20		$570,000	580,152
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		300,000	353,232
Total Municipal Obligations (Cost $889,500)			933,384

Non-U.S. Dollar Denominated Bonds & Notes–0.04%(g)
Hotels, Resorts & Cruise Lines–0.04%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17 (Cost $86,685)	GBP	50,000	80,939

	Shares
Common Stocks–0.00%
Paper Products–0.00%
Verso Corp. (Cost $1,095)(h)		340	81
TOTAL INVESTMENTS–98.61% (Cost $216,399,319)			217,402,411
OTHER ASSETS LESS LIABILITIES–1.39%			3,070,788
NET ASSETS–100.00%			$220,473,199

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
Disc	– Discounted
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred

PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $55,173,417, which represented 25.03% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes,	—	8.50%

(d)	Perpetual bond with no specified maturity date.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Non-income producing security.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2015

U.S. Dollar Denominated Bonds and Notes	92.2%
U.S. Treasury Securities	3.7
Preferred Stocks	2.2
Municipal Obligations	0.4
Non-U.S. Dollar Denominated Bonds & Notes	0.1
Common Stocks	0.0
Other Assets Less Liabilities	1.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $216,399,319)	$217,402,411
Cash	387,785
Receivable for:
Investments sold	41,717
Variation margin — futures	22,540
Dividends and interest	2,848,802
Principal paydowns	246
Premiums paid on swap agreements	72,836
Investment for trustee deferred compensation and retirement plans	930
Unrealized appreciation on forward foreign currency contracts outstanding	20
Other assets	8,087
Total assets	220,785,374

Liabilities:
Payable for:
Investments purchased	109,290
Dividends	31,589
Swaps payable	4,931
Accrued trustees’ and officers’ fees and benefits	3,642
Accrued other operating expenses	63,134
Trustee deferred compensation and retirement plans	930
Unrealized depreciation on swap agreements — OTC	98,659
Total liabilities	312,175
Net assets applicable to shares outstanding	$220,473,199

Net assets consist of:
Shares of beneficial interest	$218,866,633
Undistributed net investment income	(401,434)
Undistributed net realized gain	1,128,202
Net unrealized appreciation	879,798
$220,473,199

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Shares outstanding	11,377,069
Net asset value per share	$19.38
Market value per share	$17.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$5,319,394
Dividends	151,606
Total investment income	5,471,000

Expenses:
Advisory fees	480,070
Administrative services fees	26,290
Custodian fees	29,623
Transfer agent fees	22,212
Trustees’ and officers’ fees and benefits	11,510
Other	71,157
Total expenses	640,862
Less: Fees Waived	(265)
Net expenses	640,597
Net investment income	4,830,403

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	387,030
Foreign currencies	(1,222)
Forward foreign currency contracts	6,835
Futures contracts	777,131
Swap agreements	(32,489)
1,137,285
Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,708,938)
Foreign currencies	229
Forward foreign currency contracts	(3,413)
Futures contracts	(113,513)
Swap agreements	28,197
(13,797,438)
Net realized and unrealized gain (loss)	(12,660,153)
Net increase (decrease) in net assets resulting from operations	$(7,829,750)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$4,830,403	$9,636,404
Net realized gain	1,137,285	5,035,360
Change in net unrealized appreciation (depreciation)	(13,797,438)	2,267,396
Net increase (decrease) in net assets resulting from operations	(7,829,750)	16,939,160
Distributions to shareholders from net investment income	(4,846,631)	(9,932,181)
Distributions to shareholders from net realized gains	—	(5,769,316)
Net increase (decrease) in net assets	(12,676,381)	1,237,663

Net assets:
Beginning of period	233,149,580	231,911,917
End of period (includes undistributed net investment income of $(401,434) and $(385,206), respectively)	$220,473,199	$233,149,580

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American

20                         Invesco Bond Fund

Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

21                         Invesco Bond Fund

H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would

22                         Invesco Bond Fund

pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

L.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $265.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

23                         Invesco Bond Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,828,125	$—	$—	$4,828,125
U.S. Treasury Securities	—	8,203,735	—	8,203,735
Corporate Debt Securities	—	203,356,228	—	203,356,228
Municipal Obligations	—	933,384	—	933,384
Foreign Debt Securities	—	80,939	—	80,939
	$4,828,125	$212,574,286	$—	$217,402,411
Forward Foreign Currency Contracts*	—	20	—	20
Futures Contracts*	(24,633)	—	—	(24,633)
Swap Agreements*	—	(98,659)	—	(98,659)
Total Investments	$4,803,492	$212,475,647	$—	$217,279,139

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(98,659)
Currency risk:
Forward foreign currency contracts(b)	20	—
Interest rate risk:
Futures contracts(c)	173,766	(198,399)
Total	$173,786	$(297,058)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements - OTC.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

24                         Invesco Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(32,489)
Currency risk	6,835	—	—
Interest rate risk	—	777,131	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	28,197
Currency risk	(3,413)	—	—
Interest rate risk	—	(113,513)	—
Total	$3,422	$663,618	$(4,292)

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$209,857	$62,870,313	$2,500,000

Open Forward Foreign Currency Contracts — Currency Risk
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
09/04/15	Goldman Sachs International	GBP	46,684	USD	71,651	$71,631	$20

Currency Abbreviations:

GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	77	December-2015	$16,822,094	$(47,087)
U.S. Treasury 5 Year Notes	Long	137	December-2015	16,362,938	(112,260)
U.S. Treasury 10 Year Notes	Short	62	December-2015	(7,877,875)	18,271
U.S. Treasury 30 Year Bonds	Long	24	December-2015	3,711,000	(39,052)
U.S. Treasury Ultra Bonds	Short	81	December-2015	(12,830,906)	155,495
Total Futures Contracts — Interest Rate Risk					$(24,633)

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.43%	$(2,500,000)	$72,836	$(98,659)

(a)	Implied credit spreads represent the current level as of August 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting

25                         Invesco Bond Fund

agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

Assets:
		Gross amounts not offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch(a)	$72,836	$(72,836)	$—	$—	$—
Goldman Sachs International(b)	20	—	—	—	20
Total	$72,856	$(72,836)	$—	$—	$20

		Gross amounts not offset in the Statement of Assets & Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch(a)	$103,590	$(72,836)	$—	$—	$30,754

(a)	Swap agreements — OTC Counterparty.
(b)	Forward foreign currency contracts Counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $115,091,701 and $114,775,440, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $89,990,615 and $88,869,833, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,616,709
Aggregate unrealized (depreciation) of investment securities	(6,061,044)
Net unrealized appreciation of investment securities	$555,665

Cost of investments for tax purposes is $216,846,746.

26                         Invesco Bond Fund

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2015	February 28, 2015
Beginning shares	11,377,069	11,377,069
Shares issued through dividend reinvestment	—	—
Ending shares	11,377,069	11,377,069

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.0710	September 14, 2015	September 30, 2015
October 1, 2015	$0.0710	October 15, 2015	October 30, 2015

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31, 2015		Years ended February 28				Year ended February 29, 2012	Eight months ended February 28, 2011		Year ended June 30, 2010
			2015		2014	2013
Net asset value, beginning of period	$20.49		$20.38		$20.90	$20.64	$20.10	$19.73		$17.94
Net investment income(a)	0.43		0.85		0.86	0.86	0.90	0.62		1.04
Net gains (losses) on securities (both realized and unrealized)	(1.11)		0.64		(0.20)	0.91	1.01	0.41		1.78
Total from investment operations	(0.68)		1.49		0.66	1.77	1.91	1.03		2.82
Less distributions from:
Net investment income	(0.43)		(0.87)		(0.89)	(0.95)	(0.96)	(0.66)		(1.03)
Net realized gains	—		(0.51)		(0.29)	(0.56)	(0.41)	—		—
Total distributions	(0.43)		(1.38)		(1.18)	(1.51)	(1.37)	(0.66)		(1.03)
Net asset value, end of period	$19.38		$20.49		$20.38	$20.90	$20.64	$20.10		$19.73
Market value, end of period	$17.09		$18.81		$18.43	$20.62	$20.85	$18.30		$19.65
Total return at net asset value(b)	(3.16)%		8.22%		4.05%	8.77%	10.05%	5.35%
Total return at market value(c)	(6.98)%		9.85%		(4.63)%	6.23%	22.13%	(3.69)%		21.02%
Net assets, end of period (000’s omitted)	$220,473		$233,150		$231,912	$237,762	$234,222	$227,798		$223,606
Portfolio turnover rate(d)	89%		218%		192%	70%	72%	79%		77%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.56	%(e)	0.55	%(e)	0.59%	0.56%	0.57%	0.52	%(f)
Without fee waivers and/or expense reimbursements	0.56	%(e)	0.55	%(e)	0.59%	0.56%	0.57%	0.53	%(f)	0.59%
Ratio of net investment income to average net assets	4.23	%(e)	4.12	%(e)	4.26%	4.11%	4.43%	4.61	%(f)	5.40%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $227,362.
(f)	Annualized.

27                         Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Bond Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed End Investment Grade Fund Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed

28                         Invesco Bond Fund

more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund and above the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted

that the Fund benefits from economies of scale through contractual advisory fee breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

29                         Invesco Bond Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders.

(2)	To eliminate the fundamental restriction prohibiting investments in investment companies, as reflected in the Fund’s registration statement.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	James T. Bunch	7,843,386	1,381,749
	Bruce L. Crockett	7,846,824	1,378,311
	Rodney F. Dammeyer	7,849,122	1,376,013
	Jack M. Fields	7,846,824	1,378,311
	Martin L. Flanagan	7,850,471	1,374,664

				Votes Abstain
(2)	To eliminate the fundamental restriction prohibiting investments in investment companies, as reflected in the Fund’s registration statement.	7,441,788	1,648,125	135,222

30                         Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-02090	VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Bond Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.